Investment Objectives and Goals - Disciplined Value Series	Mar. 02, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Disciplined Value Series
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	To provide competitive returns consistent with the broad equity market while also providing a level of capital protection during market downturns.